Shareholder Report, Holdings (Details) - Vericimetry U.S. Small Cap Value Fund	Mar. 31, 2026
Financial
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.96%
Amkor Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.76%
Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Alcoa Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.68%
APA Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Jackson Financial, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	0.62%
Avnet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Air Lease Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Matador Resources Co.
Holdings [Line Items]
Percent of Net Asset Value	0.57%
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Money Market Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%